Fair Value Measurement - Fair Value of Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Negative	$ 14,572	$ 11,789
Positive	14,572	11,789
Positive	23,895	21,431
Negative	25,113	20,973
Net	(1,218)	458
Held For Trading For Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Positive	22,738	19,318
Negative	23,799	19,204
Net	(1,061)	114
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	8,691	4,809
Negative	8,066	6,009
Net	625	(1,200)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	8,687	4,808
Negative	8,066	6,009
Net	621	(1,201)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	4	1
Net	4	1
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	67	113
Negative	241	8
Net	(174)	105
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	8,528	4,603
Negative	7,697	5,901
Net	831	(1,298)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	92	92
Net	92	92
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Purchased options [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	4	1
Net	4	1
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	128	100
Net	(128)	(100)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	8,337	7,981
Negative	9,237	7,867
Net	(900)	114
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	8,337	7,981
Negative	9,237	7,867
Net	(900)	114
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	5,152	2,916
Negative	5,711	2,655
Net	(559)	261
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,971	4,825
Negative	3,330	4,979
Net	(359)	(154)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	214	240
Net	214	240
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	196	233
Net	(196)	(233)
Held For Trading For Trading Purpose [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	105	118
Negative	128	144
Net	(23)	(26)
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Credit default swap contacts protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	105	115
Negative	21	13
Net	84	102
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Credit default swap contacts protection sold [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive		3
Negative	107	131
Net	(107)	(128)
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	3,646	3,610
Negative	4,386	3,830
Net	(740)	(220)
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1,262	1,951
Negative	2,561	2,340
Net	(1,299)	(389)
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,384	1,659
Negative	1,825	1,490
Net	559	169
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	356	206
Negative	212	258
Net	144	(52)
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	287	63
Negative	167	29
Net	120	34
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	69	143
Negative	45	229
Net	24	(86)
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1,603	2,594
Negative	1,770	1,096
Net	(167)	1,498
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1,289	2,527
Negative	1,517	838
Net	(228)	1,689
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	314	67
Negative	253	258
Net	61	(191)
Held for hedging and held for trading for economic hedges [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1,157	2,113
Negative	1,314	1,769
Net	(157)	344
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	455	784
Negative	257	252
Net	198	532
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2
Negative	1	1
Net	1	(1)
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	439	773
Negative	256	243
Net	183	530
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	14	11
Net	14	11
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative		8
Net		(8)
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	602	1,322
Negative	1,054	1,468
Net	(452)	(146)
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	31	117
Negative	28	7
Net	3	110
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	571	1,205
Negative	1,026	1,461
Net	(455)	(256)
Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Negative	3	3
Net	(3)	(3)
Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Credit default swap contacts protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	3	3
Net	(3)	(3)
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	100	7
Negative		46
Net	100	(39)
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	100	7
Negative		46
Net	100	(39)
Derivatives effect of netting [member]
Disclosure of detailed information about financial instruments [line items]
Negative	(14,572)	(11,789)
Positive	(14,572)	(11,789)
Derivatives after effect of netting [member]
Disclosure of detailed information about financial instruments [line items]
Positive	9,323	9,642
Negative	10,541	9,184
Net	$ (1,218)	$ 458